RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2015
Balances with Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Parties
	June 30,	December 31,
	2015	2014
	Unaudited
Assets:

Trade receivables	$2	$2
Other account receivables	$139	$-

Liabilities:

Trade payables	$132	$155
Other account payables and accrued expenses	$15	$11

Transactions with Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Parties
	Six months ended June 30,
	2015	2014

	Unaudited

Revenues	$62	$12

Expenses:
Cost of sales	$21	$28

Operating expenses:
Research and development, net	$128	$105
Sales and marketing, net	$59	$85
General and administrative	$28	$35